Summary of Significant Accounting Policies - ASU 2016-18 Adjustments (Details) $ in Millions, $ in Millions	12 Months Ended			60 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	$ 313.2	$ 192.8	$ 129.1
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period	123.6	313.2	192.8	$ 123.6
Cash paid to AICF	(103.0)	(102.2)	(91.1)	(472.1)	$ (595.3)
Asbestos liability	1,089.6	1,215.1		$ 1,089.6
Asbestos claims paid	(108.8)	(104.4)	(91.8)
Net cash provided by operating activities	287.6	302.0	382.5
Purchase of investments - Asbestos	(89.1)	(78.4)	0.0
Proceeds from investments - Asbestos	106.3	40.0	0.0
Net cash used in investing activities	(848.0)	(239.0)	(109.0)
Proceeds from NSW Loan - Asbestos	0.0	0.0	77.0
Repayments of NSW Loan - Asbestos	0.0	(51.9)	(74.3)
Net cash used in financing activities	364.2	60.6	(210.0)
Effects of exchange rate changes on cash	6.6	(3.2)	0.2
As reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	281.6	78.9	107.1
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period		281.6	78.9
Restricted cash - Asbestos		95.2	0.9
Cash paid to AICF		(102.2)	(91.1)
Asbestos liability		(104.4)	(92.0)
Asbestos claims paid		0.0	0.0
Net cash provided by operating activities		295.0	292.1
Purchase of investments - Asbestos		0.0
Proceeds from investments - Asbestos		0.0
Net cash used in investing activities		(200.6)
Proceeds from NSW Loan - Asbestos			0.0
Repayments of NSW Loan - Asbestos		0.0	0.0
Net cash used in financing activities		112.5	(212.7)
Effects of exchange rate changes on cash		(4.2)	1.4
ASU 2016-18
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	313.2	192.8	129.1
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period		313.2	192.8
Restricted cash - Asbestos		0.0	0.0
Cash paid to AICF		0.0	0.0
Asbestos liability		0.0	0.0
Asbestos claims paid		(104.4)	(91.8)
Net cash provided by operating activities		302.0	382.5
Purchase of investments - Asbestos		(78.4)
Proceeds from investments - Asbestos		40.0
Net cash used in investing activities		(239.0)
Proceeds from NSW Loan - Asbestos			77.0
Repayments of NSW Loan - Asbestos		(51.9)	(74.3)
Net cash used in financing activities		60.6	(210.0)
Effects of exchange rate changes on cash		(3.2)	0.2
ASU 2016-18 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at beginning of period	$ 31.6	113.9	22.0
Cash and cash equivalents, restricted cash and restricted cash - Asbestos at end of period		31.6	113.9
Restricted cash - Asbestos		(95.2)	(0.9)
Cash paid to AICF		102.2	91.1
Asbestos liability		104.4	92.0
Asbestos claims paid		(104.4)	(91.8)
Net cash provided by operating activities		7.0	90.4
Purchase of investments - Asbestos		(78.4)
Proceeds from investments - Asbestos		40.0
Net cash used in investing activities		(38.4)
Proceeds from NSW Loan - Asbestos			77.0
Repayments of NSW Loan - Asbestos		(51.9)	(74.3)
Net cash used in financing activities		(51.9)	2.7
Effects of exchange rate changes on cash		$ 1.0	$ (1.2)